Fair Value Measurements - Sensitivity Analysis for Servicing Rights (Details) - Social Finance, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Market servicing costs
2.5 basis points increase	$ (10,096)	$ (10,472)	$ (12,177)
5.0 basis points increase	(20,192)	(20,944)	(24,345)
Conditional prepayment rate
10% increase	(6,624)	(5,430)	(5,477)
20% increase	(13,232)	(10,230)	(10,591)
Annual default rate
10% increase	(230)	(336)	(723)
20% increase	(452)	(681)	(1,489)
Discount rate
100 basis points increase	(3,480)	(2,986)	(3,839)
200 basis points increase	$ (6,772)	$ (5,820)	$ (7,474)